TAXES (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Reconciliation of statutory rate to effective tax rate
Provision for income taxes	$ 276,823	$ 716,816	$ 217,025
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent difference on non-deductible expenses	0.10%	1.90%	0.30%
Utilization of the VIE's Net Operating Loss ("NOL") from prior years	(1.70%)
Losses incurred in foreign entities (BVI and HK) that are non-deductible	15.80%
Effective tax rate	39.20%	26.90%	25.30%
Hong kong
Reconciliation of statutory rate to effective tax rate
Provision for income taxes	$ 0	$ 0	$ 0
Statutory income tax rate	16.50%